Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Components of Lease Expense	The components of lease expense were as follows:
Three Months Ended March 31, 2020

Operating leases	90,449
Interest on lease liabilities	3,788
Total net lease cost	94,130
The components of lease expense were as follows:
Year Ended December 31, 2019

Operating leases	95,481
Interest on lease liabilities	3,788
Total net lease cost	99,269

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

March 31, 2020
Operating leases:
Operating lease ROU assets	$918,903

Current operating lease liabilities, included in current liabilities	$186,389
Noncurrent operating lease liabilities, included in long-term liabilities	739,977
Total operating lease liabilities	$926,366

Supplemental balance sheet information related to leases was as follows:

December 31, 2019
Operating leases:
Operating lease ROU assets	$286,162

Current operating lease liabilities, included in current liabilities	$120,052
Noncurrent operating lease liabilities, included in long-term liabilities	169,897
Total operating lease liabilities	$289,949

Schedule of Supplemental Cash Flow and Other Information Related to Leases

Supplemental cash flow and other information related to leases was as follows:

Three Months Ended March 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$43,290
ROU assets obtained in exchange for lease liabilities:
Operating leases	$679,713
Weighted average remaining lease term (in years):
Operating leases	5.8
Weighted average discount rate:
Operating leases	7.25%

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$85,591
ROU assets obtained in exchange for lease liabilities:
Operating leases	$371,754

Weighted average remaining lease term (in years):
Operating leases	2.3
Weighted average discount rate:
Operating leases	7.25%

Schedule of Maturity Payments of Operating Leases

Total future minimum payments required under the lease obligations as of March 31, 2020 are as follows:

Twelve Months Ending December 31,
2020	$245,952
2021	253,875
2022	114,402
2023	117,830
2024	121,364
Thereafter	286,102
Total lease payments	$1,139,525
Less: amounts representing interest	(213,159)
Total lease obligations	$926,366

Total future minimum payments required under the lease obligations as of December 31, 2019 are as follows:

Twelve Months Ending December 31,
2020	$136,347
2021	141,507
2022	35,694
2023	-
Total lease payments	$313,550
Less: amounts representing interest	(23,599)
Total lease obligations	$289,951